Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	MEMORIAL PRODUCTION PARTNERS LP
Entity Central Index Key	0001521847
Document Type	8-K
Document Period End Date	Apr. 21, 2015
Amendment Flag	false